Accrued Expenses and Other Liabilities (Details) - Schedule of the Accrued Expenses and Other Liabilities ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of The Accrued Expenses And Other Liabilities Abstract
Payroll and welfare payables		¥ 5,753	$ 810	¥ 1,846
Loans from third parties		17,819	2,510	13,104
Payable to Wuyi (i)	[1]	5,200	732
Other payables		662	93
Interest payables		1,100	155	639
Customer deposit		334	47	301
Payables for purchase of property, plant and equipment		1,311	185	964
Accrued expenses		332	47	10,928
Deferred consideration in relation to investment	[2]	2,300	324	5,300
Others		420	59	653
Total accrued expenses and other liabilities		¥ 35,231	$ 4,962	¥ 33,735

[1]	The payable to Wuyi is discussed in Note 16 - Laon payables.
[2]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2023, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$324), refer to Note 21- Subsequent events.